Land-Use Rights, Net - Schedule of Land-Use Rights, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Land-Use Rights, Net [Abstract]
Land-use rights	$ 2,319,598	$ 2,384,743
Less: accumulated amortization	(189,434)	(147,059)
Land-use rights, net	$ 2,130,164	$ 2,237,684